                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number:



This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                Name:            Shaker Investments, L.L.C.
                Address:         3690 Orange Place
                                 Suite 400
                                 Cleveland, Ohio 44122
                13F File Number: 28-05322


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Edward P. Hemmelgarn
Title:                    President & CEO
Phone:                    216-292-2950
Signature,                Place,                      and Date of Signing:
Edward P. Hemmelgarn      Cleveland, Ohio             November  2, 2006


/s/ Edward P. Hemmelgarn
-------------------------------------------------------------------------
Report Type (Check only one.):
                                       [X]        13F HOLDINGS REPORT.
                                       [ ]        13F NOTICE.
                                       [ ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     51
Form 13F Information Table Value Total:     $111,913 (thousands)

List of Other Included Managers:

No.  13F File Number                                       Name




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FORM 13F INFORMATION TABLE


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

                                  Title of            Value    Shrs or    SH/PRN PUT/Call  Investment  Other    Voting Authority
Name of Issuer                       Class     Cusip  (000's)  prn amt                     Discretion  Managers Sole   Shared  None

Comtech Group Inc.                         205821200  7055.31      470668                  Sole                 470668
Portfolio Recovery Associates              73640Q105  6357.86      144925                  Sole                 144925
Supertex, Inc.                             868532102  5108.49      131425                  Sole                 131425
Tessera Technologies Inc                   88164L100  5010.58      144065                  Sole                 144065
Qiagen, N.V.                               N72482107  4840.05      305559                  Sole                 305559
Copart Inc.                                217204106  4212.15      149420                  Sole                 149420
Buffalo Wild Wings                         119848109  4157.20      108685                  Sole                 108685
Royal Caribbean Cruises                    V7780T103  4069.62      104860                  Sole                 104860
Global Santa Fe Corp.                      G3930E101  3716.01       74335                  Sole                  74335
RTI International Metals Inc.              74973W107  3701.69       84940                  Sole                  84940
HCC Ins. Holdings Inc.                     404132102  3239.34       98520                  Sole                  98520
Cognizant Tech Solutions                   192446102  3176.81       42924                  Sole                  42924
Integra Life Sciences                      457985208  2980.30       79517                  Sole                  79517
S&P Index Dep. Receipts                    78462F103  2942.10       22025                  Sole                  22025
Freescale Semiconductor Inc.               35687M107  2892.94       76030                  Sole                  76030
Irwin Financial Corporation                464119106  2827.89      144575                  Sole                 144575
Microchip Technology                       595017104  2766.63       85337                  Sole                  85337
Cerner Corporation                         156782104  2753.42       60648                  Sole                  60648
Micros Systems Inc                         594901100  2554.85       52225                  Sole                  52225
PetroQuest Energy, Inc.                    716748108  2489.54      238690                  Sole                 238690
Noble Corp                                 g65422100  2393.91       37300                  Sole                  37300
Abercrombie & Fitch                        002896207  2379.69       34250                  Sole                  34250
Alkermes                                   01642T108  2378.53      150065                  Sole                 150065
Casey's General Stores, Inc.               147528103  2166.87       97300                  Sole                  97300
Adams Respiratory Therapeutics Inc.        00635P107  2148.20       58710                  Sole                  58710
PetMed Express Inc.                        716382106  2093.74      200550                  Sole                 200550
Ambac Financial Group                      023139108  2051.79       24795                  Sole                  24795
E Trade Group Inc                          269246104  2029.59       84849                  Sole                  84849
St. Mary Land & Exploration                792228108  1900.11       51760                  Sole                  51760
O'Reilly Automotive                        686091109  1853.45       55810                  Sole                  55810
Labor Ready Inc.                           505401208  1764.17      110745                  Sole                 110745
Celadon Group, Inc.                        150838100  1496.52       89935                  Sole                  89935
Rowan Cos. Inc.                            779382100  1456.09       46035                  Sole                  46035
Netgear, Inc.                              64111Q104  1449.12       70380                  Sole                  70380
Cisco Systems, Inc.                        17275R102  1220.61       53116                  Sole                  53116
Marvell Technology Group Ltd.              G5876H105  1148.25       59280                  Sole                  59280
CRM Holdings, Ltd.                         G2554P103   950.99      126630                  Sole                 126630
Getty Images, Inc.                         374276103   727.32       14640                  Sole                  14640
CB International Rectfr CV DO
  07/19/00 4.25% JJ07                      460254AE5    592.5      600000                  Sole                 600000
Anadarko Petroleum Corp.                   032511107   394.47        9000                  Sole                   9000
Intersil Corp.- CL A                       46069S109   366.04       14910                  Sole                  14910
Ishares Rus 2000 GRW                       464287648   348.41        4813                  Sole                   4813
Website Pros, Inc.                         94769V105   242.18       22300                  Sole                  22300
Virginia Commerce Bancorp, Inc.            92778Q109   224.44       10110                  Sole                  10110
Bucyrus International                      118759109   223.98        5280                  Sole                   5280
Unica Corp                                 904583101   223.30       21680                  Sole                  21680
Hercules Offshore, Inc                     427093109   218.28        7030                  Sole                   7030
Benchmark Electronic                       08160H101   207.78        7730                  Sole                   7730
Tetra Technologies, Inc.                   88162F105   201.49        8340                  Sole                   8340
Kodiak Oil & Gas Corporation               50015Q100   104.70       30000                  Sole                  30000
Minrad International Inc.                  60443P103   104.06       26080                  Sole                  26080


                                                      111,913
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